INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE 4. INCOME TAXES

        Income before income taxes consisted of the following components:

	Year ended December 31,
	2011	2010	2009
	(in thousands)
Domestic	$206,971	$146,314	$104,003
Foreign	633	716	7,083

Total income before income taxes	$207,604	$147,030	$111,086

        Income tax expense (benefit) for all periods consisted of the following components:

	Year ended December 31,
	2011	2010	2009
	(in thousands)
Current:
Federal	$63,130	$47,483	$10,320
State	13,371	10,422	6,700
Foreign	4,091	690	3,111

	80,592	58,595	20,131
Deferred:
Federal	(3,310)	(3,747)	20,548
State	(1,351)	(4,385)	883
Foreign	(660)	—	—

	(5,321)	(8,132)	21,431

Income tax expense	$75,271	$50,463	$41,562

        The following table summarizes the differences between the Company's effective tax rate for financial reporting purposes and the federal statutory tax rate:

	Year ended December 31,
	2011	2010	2009
Percent of pretax earnings:
Statutory federal tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
State income tax, net of federal tax benefit	3.0%	0.9%	2.6%
Other permanent differences	2.0%	0.8%	0.9%
International operations, net of foreign tax credits	(1.6)%	0.1%	(0.6)%
Federal tax credits and income deductions	(2.4)%	(4.1)%	(1.4)%
Tax impact of uncertain tax positions and other	0.3%	1.6%	0.9%

Effective income tax rate	36.3%	34.3%	37.4%

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

        Significant components of the Company's deferred tax assets and liabilities consisted of the following:

	December 31,
	2011			2010
	Assets	Liabilities	Net	Assets	Liabilities	Net
	(in thousands)
Deferred tax:
Current assets (liabilities):
Operating reserves	$4,292	$—	$4,292	$3,018	$—	$3,018
Deferred revenue	2,278	—	2,278	2,257	—	2,257
Prepaid expenses	—	(5,384)	(5,384)	—	(7,032)	(7,032)
Accrued worker compensation	2,358	—	2,358	2,270	—	2,270
Other	2,033	(3,581)	(1,548)	4,778	(1,284)	3,494

Total current	$10,961	$(8,965)	$1,996	$12,323	$(8,316)	$4,007
Non-current assets (liabilities):
Intangibles	$—	$(314,829)	$(314,829)	$—	$(312,119)	$(312,119)
Fixed assets	12,744	—	12,744	8,285	—	8,285
Stock compensation	3,222	—	3,222	3,871	—	3,871
Net operating loss carryforwards	6,921	—	6,921	7,432	—	7,432
Other	11,485	—	11,485	11,001	(2,067)	8,934
Valuation allowance	(2,946)	—	(2,946)	(4,418)	—	(4,418)

Total non-current	$31,426	$(314,829)	$(283,403)	$26,171	$(314,186)	$(288,015)

Total net deferred taxes	$42,387	$(323,794)	$(281,407)	$38,494	$(322,502)	$(284,008)

        As of December 31, 2011 and 2010, the Company had deferred tax assets relating to state net operating losses ("NOLs") in the amount of $6.9 million and $7.4 million, respectively. As of December 31, 2011 and 2010, a valuation allowance was provided for certain state NOLs, as the Company currently believes that these NOLs, with lives ranging from five to twenty years, may not be realizable prior to their expiration. During 2011 and 2010, the Company recorded a valuation allowance adjustment of $1.5 million and $3.1 million, respectively, which reduced income tax expense. These valuation allowance adjustments reflect a change in circumstances that caused a change in judgment about the realizability of certain deferred tax assets related to state NOLs. The effect of this tax benefit is included in the income tax reconciliation table under the caption "State income taxes, net of federal tax benefit."

        The Company does not have any undistributed earnings of international subsidiaries, at December 31, 2011 and 2010, as these subsidiaries are either considered to be a branch for U.S. tax purposes, or have incurred cumulative NOLs.

        In addition, at December 31, 2011 and 2010, the Company had a liability of $10.6 million and $8.7 million, respectively, for unrecognized tax benefits. The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. Accrued interest and penalties were $3.5 million and $2.9 million as of December 31, 2011 and 2010, respectively.

        As of December 31, 2011, the Company is not aware of any positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

        Holdings files a consolidated federal tax return and various consolidated and separate tax returns as prescribed by the tax laws of the state and local jurisdictions in which it and its subsidiaries operate. The Company has been audited by the Internal Revenue Service (the "IRS"), through its March 15, 2007 tax year. The IRS commenced an examination of the Company's 2005, 2006 and short period 2007 federal income tax returns in February 2008. The IRS issued an examination report in the second quarter of 2009, and the Company received notification from the IRS that the Joint Committee of Taxation had completed its review and had taken no exceptions to the conclusions reached by the IRS. As such, the Company recorded a discrete tax benefit of $0.9 million for the reduction of its liability of unrecognized tax benefits. The Company has various state and local jurisdiction tax years open to examination (earliest open period 2004), and the Company also has certain state and local jurisdictions currently under audit. As of December 31, 2011, the Company believes that it is appropriately reserved for any potential federal and state income tax exposures.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2011	2010	2009
	(in thousands)
Balance of unrecognized tax benefits at beginning of period	$8,720	$6,776	$5,542
Additions for tax positions taken during current period	1,104	1,027	1,881
Additions for tax positions taken during prior periods	750	1,880	2,108
Reductions for tax positions taken during prior periods	—	(39)	(2,264)
Settlements	—	(924)	(491)

Balance of unrecognized tax benefits at end of period	$10,574	$8,720	$6,776

        At December 31, 2011, the amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is $10.6 million. While it is often difficult to predict the final outcome or the timing of resolution of any particular uncertain tax position, the Company believes that its unrecognized tax benefits reflect the most likely outcome. The Company adjusts these unrecognized tax benefits, as well as the related interest, in light of changing facts and circumstances. Settlement of any particular position could require the use of cash. Favorable resolution would be recognized as a reduction to its effective income tax rate in the period of resolution.